ACQUISITIONS (Details) - Schedule of Business Acquisitions, by Acquisition - The Fresh Diet [Member] - USD ($)		3 Months Ended
	Aug. 15, 2014	Mar. 31, 2015
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	$ 2,700,000	$ 2,700,000
Trade Names [Member]
Business Acquisition [Line Items]
Intangible Assets	1,800,000	1,800,000
Common Stock - 10,000,000 shares	14,000,000	9,645,912
Total purchase price	14,000,000	12,645,912
Tangible assets acquired	2,567,223	2,567,223
Liabilities assumed	11,035,724	11,035,724
Net tangible assets	(8,468,501)	(8,468,501)
Goodwill	17,968,501	16,614,413
Total purchase price	$ 14,000,000	$ 12,645,912